Consolidated Statements of Shareholders' Equity (USD $)	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Beginning balance at Dec. 31, 2011	$ 3,760,557	$ 14,660,579	$ 42,543,363	$ 3,598,031	$ (4,814,816)	$ 59,747,714
Comprehensive income:
Net income			4,484,817			4,484,817
Other comprehensive income (loss)				99,332		99,332
Sale of treasury shares		1,085			9,572	10,657
Cash dividends declared			(172,315)			(172,315)
Balance at Dec. 31, 2012	3,760,557	14,661,664	46,855,865	3,697,363	(4,805,244)	64,170,205
Comprehensive income:
Net income			4,641,204			4,641,204
Other comprehensive income (loss)				(5,055,568)		(5,055,568)
Repurchase of shares					(72,200)	(72,200)
Sale of treasury shares		2,197			11,407	13,604
Cash dividends declared			(689,380)			(689,380)
Balance at Dec. 31, 2013	3,760,557	14,663,861	50,807,689	(1,358,205)	(4,866,037)	63,007,865
Comprehensive income:
Net income			4,311,498			4,311,498
Other comprehensive income (loss)				2,770,320		2,770,320
Repurchase of shares					(1,136,430)	(1,136,430)
Sale of treasury shares		1,984			10,459	12,443
Cash dividends declared			(1,193,419)			(1,193,419)
Balance at Dec. 31, 2014	$ 3,760,557	$ 14,665,845	$ 53,925,768	$ 1,412,115	$ (5,992,008)	$ 67,772,277